Document and Entity Information	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	RADIANT LOGISTICS, INC.
Entity Central Index Key	0001171155